Annual Fund Operating Expenses - Davis Fundamental ETF Trust	Oct. 31, 2025
Davis Select U.S. Equity ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 01, 2027
Davis Select U.S. Equity ETF | Davis Select U.S. Equity ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.59%
Fee Waiver or Reimbursement	0.00%	[1]
Net Expenses (as a percentage of Assets)	0.59%
Davis Select International ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 01, 2027
Davis Select International ETF | Davis Select International ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.11%
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	0.00%	[2]
Net Expenses (as a percentage of Assets)	0.66%
Davis Select Worldwide ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 01, 2027
Davis Select Worldwide ETF | Davis Select Worldwide ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.62%
Fee Waiver or Reimbursement	0.00%	[3]
Net Expenses (as a percentage of Assets)	0.62%
Davis Select Financial ETF
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Mar. 01, 2027
Davis Select Financial ETF | Davis Select Financial ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.55%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.61%
Fee Waiver or Reimbursement	0.00%	[4]
Net Expenses (as a percentage of Assets)	0.61%

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